OPERATING AND FINANCE LEASES (Tables)	12 Months Ended
Dec. 31, 2017
Leases1 [Abstract]
Disclosure of finance lease and operating lease by lessee	The undiscounted amounts of future fixed minimum annual lease commitments are as follows at December 31, 2017:

Year	Amount

2018	12,823
2019	10,070
2020	7,906
2021	3,032
2022	1,202
Total	35,033